Basis of Preparation - Schedule of Major Classes of Assets and Liabilities Classified as Held for Sale (Details) - USD ($)	Oct. 16, 2022	Sep. 30, 2022
Disclosure Of Basis Of Preparation [Abstract]
Land		$ 165,878
Building and building components		16,064,102
Laboratory and plant equipment		2,816,144
Intangible assets		90,335
Costs related to sale of assets		(586,783)
Impairment loss		(15,346,119)
Assets held for sale	$ 3,203,557	$ 3,203,557